Note 15 - Discontinued Operations (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Aug. 01, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Discontinued Operations (Details) [Line Items]
Income Tax Expense (Benefit)				$ 188,000,000	$ 165,000,000	$ 125,000,000
Disposal Group, Including Discontinued Operation, Depreciation and Amortization				19,000,000	22,000,000	1,000,000
Tropical Shipping [Member]
Note 15 - Discontinued Operations (Details) [Line Items]
Proceeds from Divestiture of Businesses	220,000,000
Income Tax Expense (Benefit)	29,000,000
Deferred Foreign Income Tax Expense (Benefit)	31,000,000
Goodwill, Impairment Loss, Net of Tax			19,000,000
Gain (Loss) on Disposition of Property Plant Equipment		(4,000,000)
Disposal Group, IncludingDiscontinued Operation, Cash and Short and Long-term Investments				31,000,000	25,000,000
Disposal Group, Including Discontinued Operation, Depreciation and Amortization				1,000,000	1,000,000	0
Defined Benefit Plan, Contributions by Employer				$ 2,000,000	$ 2,000,000	$ 0